OTHER EXPENSES, NET - Schedule of Other Expenses, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Other expenses	€ 11,830	€ 30,249	€ 33,137
Other income	(4,963)	(5,748)	(22,102)
Other expenses, net	€ 6,867	€ 24,501	€ 11,035